Financial Instruments - maturity analysis - Contractual Maturity (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Financial instruments
Contractual maturity period for undiscounted cash flows	20 years
Threshold period for principal amounts of financial liabilities to be excluded from contractual maturity for cash outflows	20 years
Threshold period for interest payments of financial liabilities to be excluded from contractual maturity for cash outflows	20 years
Financial Assets	£ 781,992	£ 799,491
Financial Liabilities	740,189	755,667
0-3 months | Financial assets
Financial instruments
Undiscounted cash flows, assets	255,584	183,974
0-3 months | Cash and balances at central banks
Financial instruments
Undiscounted cash flows, assets	177,757	124,489
0-3 months | Derivative held for hedging
Financial instruments
Undiscounted cash flows, assets	(23)	14
0-3 months | Settlement balances
Financial instruments
Undiscounted cash flows, assets	2,141	2,297
0-3 months | The loans and advances to banks
Financial instruments
Undiscounted cash flows, assets		5,600
0-3 months | The loans and advances to customers
Financial instruments
Undiscounted cash flows, assets		47,507
0-3 months | Financial assets (Other)
Financial instruments
Undiscounted cash flows, assets	3,924	4,019
0-3 months | Finance lease
Financial instruments
Undiscounted cash flows, assets	290	48
0-3 months | Financial liabilities
Financial instruments
Undiscounted cash flows, liabilities	498,580	446,056
0-3 months | Deposits by banks
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	13,292	11,217
0-3 months | Customer accounts
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	473,123	421,763
0-3 months | Settlement balances liabilities
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	2,068	5,545
0-3 months | Derivatives held for hedging
Financial instruments
Undiscounted cash flows, derivative financial liabilities	(57)	36
0-3 months | Financial liabilities (other)
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	6,967	4,716
0-3 months | Subordinated Liabilities
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	66	73
0-3 months | Notes in circulation
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	3,047	2,655
0-3 months | Lease liabilities.
Financial instruments
Undiscounted cash flows, derivative financial liabilities	74	51
0-3 months | Guarantees and Commitments
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	120,591	124,166
0-3 months | Guarantees
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	2,055	2,244
0-3 months | Commitments
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	118,536	121,922
3-12 months | Financial assets
Financial instruments
Undiscounted cash flows, assets	52,717	54,266
3-12 months | Derivative held for hedging
Financial instruments
Undiscounted cash flows, assets	(32)	18
3-12 months | The loans and advances to banks
Financial instruments
Undiscounted cash flows, assets		1,245
3-12 months | The loans and advances to customers
Financial instruments
Undiscounted cash flows, assets		46,718
3-12 months | Financial assets (Other)
Financial instruments
Undiscounted cash flows, assets	7,576	5,919
3-12 months | Finance lease
Financial instruments
Undiscounted cash flows, assets	340	366
3-12 months | Financial liabilities
Financial instruments
Undiscounted cash flows, liabilities	16,888	18,553
3-12 months | Deposits by banks
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	421	1,078
3-12 months | Customer accounts
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	5,440	8,528
3-12 months | Derivatives held for hedging
Financial instruments
Undiscounted cash flows, derivative financial liabilities	(31)	(17)
3-12 months | Financial liabilities (other)
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	9,293	8,144
3-12 months | Subordinated Liabilities
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	1,604	685
3-12 months | Lease liabilities.
Financial instruments
Undiscounted cash flows, derivative financial liabilities	161	135
More than 1 year but less than 3 years | Financial assets
Financial instruments
Undiscounted cash flows, assets	75,285	78,666
More than 1 year but less than 3 years | Derivative held for hedging
Financial instruments
Undiscounted cash flows, assets	72	96
More than 1 year but less than 3 years | The loans and advances to customers
Financial instruments
Undiscounted cash flows, assets		65,138
More than 1 year but less than 3 years | Financial assets (Other)
Financial instruments
Undiscounted cash flows, assets	10,467	12,592
More than 1 year but less than 3 years | Finance lease
Financial instruments
Undiscounted cash flows, assets	746	840
More than 1 year but less than 3 years | Financial liabilities
Financial instruments
Undiscounted cash flows, liabilities	22,936	24,981
More than 1 year but less than 3 years | Deposits by banks
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	566	3,241
More than 1 year but less than 3 years | Customer accounts
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	1,155	1,407
More than 1 year but less than 3 years | Derivatives held for hedging
Financial instruments
Undiscounted cash flows, derivative financial liabilities	561	94
More than 1 year but less than 3 years | Financial liabilities (other)
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	16,953	15,558
More than 1 year but less than 3 years | Subordinated Liabilities
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	3,481	4,387
More than 1 year but less than 3 years | Lease liabilities.
Financial instruments
Undiscounted cash flows, derivative financial liabilities	220	294
More than 3 years but less than 5 years | Financial assets
Financial instruments
Undiscounted cash flows, assets	53,624	70,142
More than 3 years but less than 5 years | Derivative held for hedging
Financial instruments
Undiscounted cash flows, assets	15
More than 3 years but less than 5 years | The loans and advances to customers
Financial instruments
Undiscounted cash flows, assets		58,680
More than 3 years but less than 5 years | Financial assets (Other)
Financial instruments
Undiscounted cash flows, assets	8,048	10,791
More than 3 years but less than 5 years | Finance lease
Financial instruments
Undiscounted cash flows, assets	504	671
More than 3 years but less than 5 years | Financial liabilities
Financial instruments
Undiscounted cash flows, liabilities	24,630	20,223
More than 3 years but less than 5 years | Deposits by banks
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	12,003	5,038
More than 3 years but less than 5 years | Customer accounts
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	73	23
More than 3 years but less than 5 years | Derivatives held for hedging
Financial instruments
Undiscounted cash flows, derivative financial liabilities	155	3
More than 3 years but less than 5 years | Financial liabilities (other)
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	10,062	11,470
More than 3 years but less than 5 years | Subordinated Liabilities
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	2,170	3,444
More than 3 years but less than 5 years | Lease liabilities.
Financial instruments
Undiscounted cash flows, derivative financial liabilities	167	245
5-10 years | Financial assets
Financial instruments
Undiscounted cash flows, assets	81,202	94,307
5-10 years | Derivative held for hedging
Financial instruments
Undiscounted cash flows, assets	10	12
5-10 years | The loans and advances to banks
Financial instruments
Undiscounted cash flows, assets		1
5-10 years | The loans and advances to customers
Financial instruments
Undiscounted cash flows, assets		81,544
5-10 years | Financial assets (Other)
Financial instruments
Undiscounted cash flows, assets	7,444	11,855
5-10 years | Finance lease
Financial instruments
Undiscounted cash flows, assets	704	895
5-10 years | Financial liabilities
Financial instruments
Undiscounted cash flows, liabilities	9,534	8,800
5-10 years | Customer accounts
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	4	26
5-10 years | Derivatives held for hedging
Financial instruments
Undiscounted cash flows, derivative financial liabilities	(152)	64
5-10 years | Financial liabilities (other)
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	7,905	7,358
5-10 years | Subordinated Liabilities
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	1,496	923
5-10 years | Lease liabilities.
Financial instruments
Undiscounted cash flows, derivative financial liabilities	281	429
10-20 years | Financial assets
Financial instruments
Undiscounted cash flows, assets	96,032	94,590
10-20 years | Derivative held for hedging
Financial instruments
Undiscounted cash flows, assets	17	6
10-20 years | The loans and advances to banks
Financial instruments
Undiscounted cash flows, assets		110
10-20 years | The loans and advances to customers
Financial instruments
Undiscounted cash flows, assets		88,155
10-20 years | Financial assets (Other)
Financial instruments
Undiscounted cash flows, assets	5,523	5,774
10-20 years | Finance lease
Financial instruments
Undiscounted cash flows, assets	377	545
10-20 years | Financial liabilities
Financial instruments
Undiscounted cash flows, liabilities	927	1,331
10-20 years | Customer accounts
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	19	20
10-20 years | Derivatives held for hedging
Financial instruments
Undiscounted cash flows, derivative financial liabilities	(198)	(2)
10-20 years | Financial liabilities (other)
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	292	254
10-20 years | Subordinated Liabilities
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	563	562
10-20 years | Lease liabilities.
Financial instruments
Undiscounted cash flows, derivative financial liabilities	251	497
Financial liabilities at fair value through profit or loss that meet definition of held for trading
Financial instruments
Financial Liabilities	165,300	232,800
Financial liabilities at fair value through profit or loss that meet definition of held for trading | Financial Assets and Liabilities, Category
Financial instruments
Financial Liabilities	165,433	232,961
Designated as at fair value through profit or loss [Member]
Financial instruments
Financial Assets	165,614	£ 235,953
Financial assets at amortised cost | 0-3 months | The loans and advances to banks
Financial instruments
Undiscounted cash flows, assets	5,735
Financial assets at amortised cost | 0-3 months | The loans and advances to customers
Financial instruments
Undiscounted cash flows, assets	65,760
Financial assets at amortised cost | 3-12 months | The loans and advances to banks
Financial instruments
Undiscounted cash flows, assets	1,689
Financial assets at amortised cost | 3-12 months | The loans and advances to customers
Financial instruments
Undiscounted cash flows, assets	43,144
Financial assets at amortised cost | More than 1 year but less than 3 years | The loans and advances to banks
Financial instruments
Undiscounted cash flows, assets	21
Financial assets at amortised cost | More than 1 year but less than 3 years | The loans and advances to customers
Financial instruments
Undiscounted cash flows, assets	63,979
Financial assets at amortised cost | More than 3 years but less than 5 years | The loans and advances to customers
Financial instruments
Undiscounted cash flows, assets	45,057
Financial assets at amortised cost | 5-10 years | The loans and advances to customers
Financial instruments
Undiscounted cash flows, assets	73,044
Financial assets at amortised cost | 10-20 years | The loans and advances to customers
Financial instruments
Undiscounted cash flows, assets	£ 90,115